Accumulated Other Comprehensive Income (Schedule of Changes in AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	$ 20,107
Ending balance		26,909
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		13,047	[2]	$ 12,224
Ending balance		12,944		12,262
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[3]	6,201
Ending balance		7,429
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(235)		(302)
Other comprehensive income before reclassifications: gains (losses)		(24)		111
Amounts reclassified from AOCI: (gains) losses	[4]	(31)		8
Net current period other comprehensive income (loss)		(55)		119
Cumulative-effect of changes in accounting principle				(64)
Less other comprehensive income attributable to noncontrolling interest				1
Ending balance		(290)		(248)
Deferred Gains and Losses on Derivatives-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(13)		(12)
Other comprehensive income before reclassifications: gains (losses)		(7)		5
Net current period other comprehensive income (loss)		(7)		5
Cumulative-effect of changes in accounting principle				(3)
Ending balance		(20)		(10)
Deferred Gains and Losses on Derivatives-Hedging Activities | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(25)		(23)
Other comprehensive income before reclassifications: gains (losses)		(27)		13
Amounts reclassified from AOCI: (gains) losses	[4]	3		(2)
Net current period other comprehensive income (loss)		(24)		11
Cumulative-effect of changes in accounting principle				(5)
Less other comprehensive income attributable to noncontrolling interest		(1)		1
Ending balance		(48)		(16)
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		2		747
Other comprehensive income before reclassifications: gains (losses)		16		(13)
Amounts reclassified from AOCI: (gains) losses	[4]			1
Net current period other comprehensive income (loss)		16		(12)
Cumulative-effect of changes in accounting principle				(732)
Ending balance		18		3
Unrealized Gains and Losses on Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		1		74
Other comprehensive income before reclassifications: gains (losses)		2
Net current period other comprehensive income (loss)		2
Cumulative-effect of changes in accounting principle				(73)
Ending balance		3		1
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,465)		(1,101)
Amounts reclassified from AOCI: (gains) losses	[4]	8		25
Net current period other comprehensive income (loss)		8		25
Cumulative-effect of changes in accounting principle				(227)
Ending balance		(1,457)		(1,303)
Unrecognized Pension and Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(144)		(75)
Amounts reclassified from AOCI: (gains) losses	[4]	1		1
Net current period other comprehensive income (loss)		1		1
Cumulative-effect of changes in accounting principle				(21)
Ending balance		(143)		(95)
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(2)		(3)
Ending balance		(2)		(3)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,700)		(659)
Other comprehensive income before reclassifications: gains (losses)		(8)		98
Amounts reclassified from AOCI: (gains) losses	[4]	(23)		34
Net current period other comprehensive income (loss)		(31)		132
Cumulative-effect of changes in accounting principle				(1,023)
Less other comprehensive income attributable to noncontrolling interest				1
Ending balance		(1,731)		(1,551)
Accumulated Other Comprehensive Income (Loss) | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(12)		62
Other comprehensive income before reclassifications: gains (losses)		(5)		5
Net current period other comprehensive income (loss)		(5)		5
Cumulative-effect of changes in accounting principle				(76)
Ending balance		(17)		(9)
Accumulated Other Comprehensive Income (Loss) | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(169)		(98)
Other comprehensive income before reclassifications: gains (losses)		(27)		13
Amounts reclassified from AOCI: (gains) losses	[4]	4		(1)
Net current period other comprehensive income (loss)		(23)		12
Cumulative-effect of changes in accounting principle				(26)
Less other comprehensive income attributable to noncontrolling interest		(1)		1
Ending balance		$ (191)		$ (113)

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	See table below for details about these reclassifications.